Equity Compensation Plans (2004 Share Incentive Plan) (Narrative) (Details) (USD $)				12 Months Ended				12 Months Ended
	Dec. 31, 2013 Ordinary shares [Member]	Dec. 31, 2012 Ordinary shares [Member]	Dec. 31, 2011 Ordinary shares [Member]	Dec. 31, 2013 2004 Share Incentive Plan [Member] Stock Options [Member]	Dec. 31, 2012 2004 Share Incentive Plan [Member] Stock Options [Member]	Dec. 31, 2011 2004 Share Incentive Plan [Member] Stock Options [Member]	Dec. 31, 2010 2004 Share Incentive Plan [Member] Stock Options [Member]	Dec. 31, 2013 2004 Share Incentive Plan [Member] Stock Options [Member] Minimum [Member]	Dec. 31, 2013 2004 Share Incentive Plan [Member] Stock Options [Member] Maximum [Member]	Dec. 04, 2010 2004 Share Incentive Plan [Member] Stock Options [Member] Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expire term from the date of grant				10 years
Award vesting period								3 years	4 years
Options outstanding				15,720,000	34,669,372	43,746,700	44,584,700
Number of ordinary shares terminated and unavailable for future grant										185,550,800
Share price	$ 0.0282	$ 0.0106	$ 0.0120
Total intrinsic value of options exercised in period				$ 0	$ 0	$ 0